Taxes on income - Schedule of Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Unrecognized Tax Benefits [Roll Forward]
Unrecognized Tax Benefits, Beginning Balance	$ 3,409	$ 3,529
Unrecognized Tax Benefits, Decrease Resulting from Prior Period Tax Positions	(624)	(1,201)
Unrecognized Tax Benefits, Increase Resulting from Current Period Tax Positions	968	1,081
Unrecognized Tax Benefits, Ending Balance	3,753	3,409	$ 3,529
Uncertain Tax Positions
Unrecognized Tax Benefits [Roll Forward]
Interest Expense, Operating and Nonoperating	(87)	(29)	173
Investments, Owned, Federal Income Tax Note [Line Items]
Interest Expense, Operating and Nonoperating	$ (87)	$ (29)	$ 173